Summary of Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 674,729	$ 579,091	$ 500,340
Sales tax	(450)	(1,009)	(428)
Net revenue	674,279	578,082	499,912
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	417,986	373,979	328,301
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	95,026	78,775	82,531
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	20,396	3,684	4,307
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 141,321	$ 122,653	$ 85,201